Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 562,926	$ 562,124
Accumulated Amortization	(477,433)	(466,282)
Other intangible assets, net	85,493	95,842
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,388	406,606
Accumulated Amortization	(345,555)	(336,621)
Other intangible assets, net	60,833	69,985
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	31,260	30,028
Accumulated Amortization	(15,000)	(13,717)
Other intangible assets, net	16,260	16,311
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,366	22,406
Accumulated Amortization	(19,537)	(19,062)
Other intangible assets, net	2,829	3,344
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,912	103,084
Accumulated Amortization	(97,341)	(96,882)
Other intangible assets, net	$ 5,571	$ 6,202